LEASE LIABILITIES (Details Narrative)	Jun. 30, 2026	Dec. 31, 2025
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Incremental borrowing rate	8.00%	8.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Incremental borrowing rate	19.00%	18.00%